Risk management - Credit risk exposure by industries (Details) $ in Thousands, ₩ in Millions		Dec. 31, 2025 KRW (₩)		Dec. 31, 2025 USD ($)	Dec. 31, 2024 KRW (₩)
Categories of financial assets
Loans and other financial assets at amortized cost		₩ 412,495,783	[1]	$ 285,553,136	₩ 398,471,816	[1]
Securities at amortized cost		18,707,459		12,950,371	19,203,177
Financial assets at FVTPL	[2]	16,870,334			17,076,619
Financial assets at FVTOCI		82,071,637			42,922,671
Derivative assets (Designated for hedging)		217,180		$ 150,345	175,191
Off balance sheet item
Off-balance accounts		150,356,165			150,474,850
Total		680,718,558			628,324,324
Service
Categories of financial assets
Loans and other financial assets at amortized cost		88,350,901			92,018,694
Securities at amortized cost		89,611			169,352
Financial assets at FVTPL		498,155			287,401
Financial assets at FVTOCI		388,717			331,590
Derivative assets (Designated for hedging)		0			0
Off balance sheet item
Off-balance accounts		24,121,840			22,460,440
Total		113,449,224			115,267,477
Manufacturing
Categories of financial assets
Loans and other financial assets at amortized cost		52,551,867			47,835,603
Securities at amortized cost		0			0
Financial assets at FVTPL		677,238			539,092
Financial assets at FVTOCI		1,308,907			474,837
Derivative assets (Designated for hedging)		0			0
Off balance sheet item
Off-balance accounts		25,922,599			28,514,078
Total		80,460,611			77,363,610
Finance and insurance
Categories of financial assets
Loans and other financial assets at amortized cost		40,292,287			33,986,585
Securities at amortized cost		8,009,336			10,248,257
Financial assets at FVTPL		9,126,225			10,833,850
Financial assets at FVTOCI		39,468,777			29,935,898
Derivative assets (Designated for hedging)		217,180			175,191
Off balance sheet item
Off-balance accounts		14,542,861			14,147,757
Total		111,656,666			99,327,538
Construction
Categories of financial assets
Loans and other financial assets at amortized cost		5,754,395			6,219,603
Securities at amortized cost		39,968			59,866
Financial assets at FVTPL		145,149			31,527
Financial assets at FVTOCI		867,980			194,940
Derivative assets (Designated for hedging)		0			0
Off balance sheet item
Off-balance accounts		3,533,170			3,192,714
Total		10,340,662			9,698,650
Individuals
Categories of financial assets
Loans and other financial assets at amortized cost		196,402,459			190,902,940
Securities at amortized cost		0			0
Financial assets at FVTPL		100			123,339
Financial assets at FVTOCI		0			0
Derivative assets (Designated for hedging)		0			0
Off balance sheet item
Off-balance accounts		73,040,583			73,212,057
Total		269,443,142			264,238,336
Others
Categories of financial assets
Loans and other financial assets at amortized cost		29,143,874			27,508,391
Securities at amortized cost		10,568,544			8,725,702
Financial assets at FVTPL		6,423,467			5,261,410
Financial assets at FVTOCI		40,037,256			11,985,406
Derivative assets (Designated for hedging)		0			0
Off balance sheet item
Off-balance accounts		9,195,112			8,947,804
Total		₩ 95,368,253			₩ 62,428,713

[1]	Cash and cash equivalents are not included
[2]	Puttable financial instruments are not included.